Impairment reviews - Summary of Key Assumption must change in its Recoverable Amount to be Equal to Carrying Amount (Detail) - Change in pre-tax discount rate	Dec. 31, 2022 EUR (€)
Disclosure Of Amount By Which Value Assigned To Key Assumption Must Change In Order For Units Recoverable Amount To Be Equal To Carrying Amount [Line Items]
Change in key assumption	0.02
Betway
Disclosure Of Amount By Which Value Assigned To Key Assumption Must Change In Order For Units Recoverable Amount To Be Equal To Carrying Amount [Line Items]
Change in key assumption	0.013